Consolidated Statement of Comprehensive Income - SEK SEK in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statement of Comprehensive Income
Interest revenues		SEK 3,896	SEK 3,188	SEK 2,835
Interest expenses		(2,213)	(1,441)	(1,173)
Net interest revenues		1,683	1,747	1,662
Net fee and commission expense		(28)	(29)	(6)
Net results of financial transactions		(102)	(110)	400
Total operating income		1,553	1,608	2,056
Personnel expenses		(320)	(308)	(295)
Other administrative expenses		(232)	(236)	(164)
Depreciation and impairment of non-financial assets		(45)	(46)	(98)
Total operating expenses		(597)	(590)	(557)
Operating profit before net credit losses		956	1,018	1,499
Net credit losses		51	(16)	36
Operating profit		1,007	1,002	1,535
Tax expenses		(235)	(222)	(348)
Net profit		772	780	1,187
Items to be reclassified to profit or loss
Available-for-sale securities	[1]	(33)	46	(8)
Derivatives in cash-flow hedges	[1]	(91)	(169)	(217)
Tax on items to be reclassified to profit or loss		27	27	49
Net items to be reclassified to profit or loss		(97)	(96)	(176)
Items not to be reclassified to profit or loss
Revaluation of defined benefit plans		(4)	(26)	49
Tax on items not to be reclassified to profit or loss		1	6	(11)
Net items not to be reclassified to profit or loss		(3)	(20)	38
Total other comprehensive income		(100)	(116)	(138)
Total comprehensive income	[2]	SEK 672	SEK 664	SEK 1,049
Basic earnings per share (in dollars per share)	[3]	SEK 193	SEK 195	SEK 297
Diluted earnings per share (in dollars per share)		SEK 193	SEK 195	SEK 297

[1]	See the Consolidated Statement of Changes in Equity.
[2]	The entire profit is attributable to the shareholder of the Parent Company.
[3]	The average number of shares in 2017 amounts to 3,990,000 (2016: 3,990,000; 2015: 3,990,000)